OFI Global Asset Management, Inc.

225 Liberty Street

New York, NY 10281-1008

November 2, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Ultra-Short Duration Fund (the “Registrant”)

Reg. No. 333-171815; File No. 811-22520

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 26, 2016.

Sincerely,

/s/ Adrienne M. Ruffle
------------------------------------
Adrienne M. Ruffle
Associate Counsel
212-323-5231
aruffle@ofiglobal.com

cc:	Ropes & Gray LLP
Gloria LaFond
Taylor V. Edwards, Esq.